Note 7 - Accrued Expenses and Other Current Liabilities (Details) - Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued sales tax	$ 487	$ 1,426
Accrued payroll, bonus, taxes and withholdings	902	1,504
Short-term tenant allowances	887	877
Credits due to customers	4,433	7,363
Allowance for sales returns	541	589
Other accrued expenses	3,918	3,707
	$ 11,168	$ 15,466